Derivative Instrument - Nonhedge (Details) (Not Designated as Hedging Instrument [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Notional Amount	$ 15,000	$ 15,000
Weighted average fixed pay rate	1.26%	1.26%
Weighted average variable receive rate	0.25%	0.25%
Weighted average maturity in years	2 years 0 months 0 days	3 years 0 months 0 days
Unrealized loss relating to interest rate swap	114	174
Derivative Instruments Not Designated as Hedging Instruments, Gain	60	205
Derivative Loan Commitments, Notional Amount, Net	6,436	3,129
Derivative Loan Commitments, Fair Value, Net	59	14
Forward Sale Loan Commitments, Notional Amount, Net	2,754	3,581
Forward Sale Loan Commitments, Fair Value, Net	$ 0	$ 8